EXCHANGEABLE NOTES - Additional information (Details) ¥ in Thousands, $ in Thousands			1 Months Ended								12 Months Ended
	Sep. 29, 2024 CNY (¥)	Feb. 22, 2024 USD ($) shares	Apr. 30, 2025 USD ($)	Apr. 30, 2025 CNY (¥)	Jan. 31, 2025 USD ($)	Jan. 31, 2025 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	Dec. 31, 2022 CNY (¥)	Sep. 30, 2021 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022
EXCHANGEABLE NOTES
Loan term																	5 years
Payment for redemption of exchangeable notes													$ (365,994)
Issuance of exchangeable notes											$ 1,404,766		1,033,046		$ 481,176
WFOE Exchangeable Notes
EXCHANGEABLE NOTES
Payment for redemption of exchangeable notes		$ 365,994
Number of shares agreed to be issued following the settlement of debt | shares		36,597,038
Issuance of exchangeable notes		$ 361,262
WFOE Exchangeable Notes
EXCHANGEABLE NOTES
Maximum Exchangeable Notes entitled to issue | ¥										¥ 3,000,000
Interest rate										3.00%
Loan term										1 year
Lightning Speed Exchangeable Notes
EXCHANGEABLE NOTES
Interest rate									110.00%								110.00%
Loan term									5 years
Issuance of exchangeable notes | ¥									¥ 500,000
Maximum extension term of each tranche									1 year
Outstanding principal and interests at maturity | ¥												¥ 0		¥ 0		¥ 0
Kingway Exchangeable Note
EXCHANGEABLE NOTES
Loan term	5 years
Issuance of exchangeable notes			$ 13,932	¥ 100,000	$ 13,910	¥ 100,000	$ 28,541	¥ 200,000
Outstanding principal and interests at maturity											$ 0		$ 0
Principal amount of debt | ¥	¥ 600,000